Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Intangible Assets [Line Items]
Intangible Assets
4. Intangible Assets
On January 26, 2024, the Company acquired a photonic patent license from SiNoptiq, Inc. for a purchase price of $9.4 million, consisting of i) $4.8 million of Series B convertible redeemable preferred stock, representing 4,667,846 shares with a fair value of $1.0176 per share, ii) $2.2 million in cash, iii) $2.0 million in deferred cash payments, payable over two years in four scheduled installments, which has been included in deferred consideration payable in the condensed consolidated balance sheet, and iv) $0.4 million in other adjustments, which includes an indemnity escrow amount, transaction expenses incurred by both the acquiree and the
Company for legal, tax, accounting, and financial advisory services in connection with the asset acquisition, and the settlement of pre-existing
indebtedness between the Company and seller.
The asset acquisition also provided for payments of cash up to $1.5 million and 1,474,056 restricted shares of Series B convertible redeemable preferred stock that are contingent upon the achievement of certain sales-and
development-based milestones. The cash portion of these contingent payments is further dependent on the Company closing a round of equity financing at a level defined in the purchase agreement. At the acquisition date, the Company assessed the likelihood of the contingencies being met as not probable and thus the contingent consideration was not included in the purchase price for the asset. As of September 30, 2025 the Company continues to assess the likelihood of the contingencies being met as not probable.
During the second quarter of 2024, in consideration of the change in strategic direction, management determined that the intangible asset arising from the above asset acquisition and the intangible assets acquired in the Morton Acquisition no longer have substantive future economic benefits. The Company recognized an impairment charge equal to the full carrying amount of these intangible assets of $11.6 million during the nine months ended September 30, 2024. There were no intangible asset impairments during the nine months ended September 30, 2025. Amortization expense of less than $0.1 million was recognized during the nine months ended September 30, 2025 and 2024, respectively.

5. Intangible Assets
On January 26, 2024, the Company acquired a photonic patent license from SiNoptiq, Inc. for a purchase price of $9.4 million, consisting of i) $4.8 million of Series B convertible redeemable preferred stock, representing 4,667,846 shares with a fair value of $1.0176 per share, ii) $2.2 million in
cash, iii) $2.0 million in deferred cash payments, payable over two years in four scheduled installments with the first payment of $0.5 million completed in 2024, which has been included in deferred consideration payable in the consolidated balance sheet, and iv) $0.4 million in other adjustments, which includes an indemnity escrow amount, transaction expenses incurred by both the acquiree and the Company for legal, tax, accounting, and financial advisory services in connection with the asset acquisition, and the settlement of pre-existing
indebtedness between the Company and seller. The asset acquisition also provided for payments of cash up to $1.5 million and 1,474,056 restricted shares of Series B convertible redeemable preferred stock that are contingent upon the achievement of certain sales-and
development-based milestones. The cash portion of these contingent payments is further dependent on the Company closing a round of equity financing at a level defined in the purchase agreement. At the acquisition date, the Company assessed the likelihood of the contingencies being met as not probable and thus the contingent consideration was not included in the purchase price for the asset.
Given the aforementioned change in strategic direction, management determined that the intangible asset arising from the above asset acquisition and intangible assets acquired in the Morton Acquisition no longer have substantive future economic benefits. Accordingly, the Company recognized an impairment charge equal to the full carrying amount of these intangible assets of $11.6 million during the year ended December 31, 2024.
Intangible assets from prior business combinations are included in other assets on the consolidated balance sheet. The intangible asset balances and accumulated amortization are as follows (in thousands):

	December 31, 2024
	Gross Carrying Value	Accumulated Amortization	Net of Accumulated Amortization	Weighted-Average Remaining Amortization Period (in years)
Customer relationships	$41	$18	$23	3.33
Tradename	127	57	70	3.33
Software	162	162	—	0.00
Order back log	2	2	—	0.00

	$332	$239	$93

	December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net of Accumulated Amortization	Weighted-Average Remaining Amortization Period (in years)
Customer relationships	$41	$12	$29	4.33
Tradename	127	35	92	4.33
Software	162	135	27	0.33
Order back log	2	2	—	0.00

	$332	$184	$148

Amortization expense of $0.1 million and $0.1 million was recognized during the year ended December 31, 2024 and December 31, 2023, respectively.
The table below presents the estimated amortization expense on intangible assets for the next five years and thereafter as of December 31, 2024 (in thousands):

2025	$28
2026	28
2027	28
2028	9
2029	—
Thereafter	—

Total estimated amortization expense	$93